Summary of Significant Accounting Policies and Basis of Presentation, Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash [Abstract]
Cash and cash equivalents	$ 26,926	$ 27,354
Restricted cash	0	5,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flow	$ 26,926	$ 32,354	$ 42,842	$ 4,013